COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2013 sqft	Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Office space, square feet	2,400
Rent payable	$ 55,283
Rent expense	$ 64,948	$ 71,050